Investments (Invested Assets on Deposit, Held In Trust and Pledged as Collateral) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Invested assets on deposit	$ 56	$ 58
Invested assets pledged as collateral	1,901	1,569
Total invested assets on deposit and pledged as collateral	$ 1,957	$ 1,627